Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2021
Changes in Capital Accounts [Abstract]
Movement of Restricted Stock Cost
During 2021, 2020 and 2019, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2018	10,780	$23.50
Granted	574,779	8.70
Vested	(196,983)	9.10
Forfeited or expired	-	-
Outstanding at December 31, 2019	388,576	$8.90
Granted	67,225	4.76
Vested	(355,702)	8.74
Forfeited or expired	-	-
Outstanding at December 31, 2020	100,099	6.71
Granted	-	-
Vested	(66,488)	7.70
Forfeited or expired	-	-
Outstanding at December 31, 2021	33,611	$4.76